Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2017	$1,303	$27,150	$3,749	—	$32,202
Additions	9	2,979	58	—	3,046
Disposals	(87)	(4,327)	(81)	—	(4,495)
Exchange difference	17	111	35	—	163
At December 31, 2017	1,242	25,913	3,761	—	30,916
Additions	34	2,248	80	—	2,362
Disposals	(30)	(70)	(203)	—	(303)
Reclassification	14	—	(14)	—	—
Exchange difference	(7)	(64)	(16)	—	(87)
At December 31, 2018	1,253	28,027	3,608	—	32,888
Effect of adoption of new accounting standard - IFRS 16	—	—	—	4,556	4,556
At January 1, 2019	1,253	28,027	3,608	4,556	37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	$1,271	$29,203	$3,634	$5,403	$39,511
Depreciation and impairment:
At January 1, 2017	783	21,158	3,602	—	25,543
Depreciation charge for the year	226	2,405	129	—	2,760
Disposals	(87)	(4,327)	(81)	—	(4,495)
Reclassification	275	326	(601)	—	—
Exchange difference	16	60	40	—	116
At December 31, 2017	1,213	19,622	3,089	—	23,924
Depreciation charge for the year	188	2,705	167	—	3,060
Disposals	(18)	(70)	(203)	—	(291)
Reclassification	(418)	—	418	—	—
Exchange difference	(8)	(55)	(13)	—	(76)
At December 31, 2018	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	$1,151	$24,598	$3,550	1,354	$30,653
Net book value:
At January 1, 2017	$520	$5,992	$147	—	$6,659
At December 31, 2017	29	6,291	672	—	6,992
At December 31, 2018	296	5,825	150	—	6,271
At December 31, 2019	$120	$4,605	$84	4,049	$8,858